SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION - Rollforward Gross Real Estate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Activity in Real Estate
Gross amount at beginning of period	$ 3,830,489	$ 3,856,515
Additions during period:
Acquisitions	120,307	0
Discretionary capital projects	386,752	157,239
Other adjustments	0	66,978
Foreign currency translation fluctuations	(51,363)	10,198
Total additions	455,696	234,415
Deductions during period:
Cost of real estate sold, disposed or written-down	(119,154)	(178,869)
Other adjustments	(37,780)	(81,572)
Total additions	(156,934)	(260,441)
Gross amount at end of period	$ 4,129,251	$ 3,830,489